Notes and Loan Payable (Details Textual) - USD ($)									1 Months Ended																							3 Months Ended				9 Months Ended			12 Months Ended
		Sep. 12, 2018	Aug. 14, 2018	May 14, 2018	Dec. 15, 2017	May 22, 2017	May 04, 2017	Feb. 03, 2017	Oct. 09, 2018	Sep. 30, 2018		Jul. 26, 2018	May 31, 2018	May 28, 2018	May 18, 2018	May 09, 2018	Oct. 31, 2017	Aug. 24, 2017	Jul. 31, 2017	Jul. 17, 2017	Jul. 07, 2017	Jun. 30, 2017	Jun. 15, 2017	May 31, 2017	May 30, 2017	May 03, 2017	Apr. 30, 2017	Apr. 10, 2017	Nov. 30, 2016	Nov. 17, 2016	Jul. 29, 2015	Sep. 30, 2018		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2018		Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2011	Oct. 31, 2018	Aug. 31, 2017	Dec. 16, 2016	Jul. 29, 2016	Jul. 15, 2016	Jan. 29, 2016	Dec. 31, 2015	Apr. 30, 2014	Feb. 28, 2014	Mar. 31, 2012
Notes and Loans Payable [Line Items]
Interest Expense																																$ 498,000		$ 1,440,000	$ 300,000	$ 844,000		$ 4,637,000	$ 3,655,000		$ 1,555,000
Fixed Consideration Payable in Installments Over Three Year Period description																																							In conjunction with the Asset Purchase Agreement with Meda described in Note 7, we agreed to pay a fixed consideration of $5.0 million, payable in installments over a three-year period as follows: (i) $1.5 million on the earlier of: (1) the successful transfer to us of all of the marketing authorizations for the product or (2) the date which is six months after the Completion Date (as defined in the Asset Purchase Agreement); (ii) $1.5 million on the first anniversary of the Completion Date; (iii) $1.0 million on the second anniversary of the Completion Date; and (iv) $1.0 million on the third anniversary of the Completion Date.
Loss Contingency, Damages Sought, Value																$ 2,800,000
Gain (Loss) on Extinguishment of Debt														$ 181,000																		0		(2,145,000)		181,000		(2,145,000)	$ (2,145,000)		0
Debt Instrument, Face Amount																																																$ 300,000
Proceeds From Convertible Notes Two																																				2,007,000		0
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 91,000
Amortization of Debt Issuance Costs and Discounts													$ 865,000																										$ 2,648,000		$ 606,000
Number of Warrant Issued				474,667
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.47																																			$ 3.00		$ 1.20	[1]					$ 20.00			$ 50.00
Debt Instrument, Convertible, Conversion Price																																																$ 9.00
Interest Expense, Debt																																							$ 404,000
Debt Instrument, Interest Rate, Stated Percentage																														7.00%
Liquidated Damages																																$ 0		0		$ 1,112,000		0	$ 1,763,000		$ 0
Minimum Bid Price										$ 1.00																						$ 1.00				$ 1.00			$ 1.00
Mandatory Default Amount Percentage on Principal										40.00%																						40.00%				40.00%
Deemed Dividend																																$ (5,541,000)		$ 0		$ (11,140,000)		0	$ (6,864,000)		$ (7,973,000)
Debt Instrument, Maturity Date																														Nov. 17, 2017
Common Stock, Par or Stated Value Per Share										$ 0.0001																						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001
Debt Conversion, Original Debt, Amount																																				$ 0		154,000	$ 154,000		$ 0
Term Charge Description																															The Loan Agreement includes an end of term charge of $0.5 million payable on the earliest to occur of (i) the Term Loan Maturity Date, (ii) the date that Borrower prepays the outstanding secured obligations under the Loan Agreement in full, or (iii) the date that the secured obligations under the Loan Agreement become due and payable in full (as described in the Loan Agreement). We accrue a portion of the end of term charge for each reporting period and will accrue up to the full $0.5 million charge over the 37-month term of the Hercules Loan because this charge is deemed a cost of the debt. For the year ended December 31, 2016, we had recorded a charge of approximately $0.2 million, in interest expense in our consolidated statements of operations related to the Loan Agreement.
Long-term Debt, Gross										$ 8,300,000																						$ 8,300,000				8,300,000			4,700,000
Debt Instrument, Additional Borrowing																																									600,000
Repayments of Long-term Debt																																									1,200,000
Amortization of Debt Issuance Costs																																							202,000
Term Charges																																							78,000
Unamortized Debt Issuance Expense																																									400,000
Debt Related Commitment Fees and Debt Issuance Costs																																							$ 1,300,000
Debt Instrument, Interest Rate Terms																																							Pursuant to the May 2017 Purchase Agreement, the May 2017 Convertible Notes are immediately due at the Mandatory Default Amount, which is 140% of the outstanding principal amount of the note, plus all accrued interest and unpaid interest, and all other amounts, costs, expenses and liquidated damages due if we have not filed a S-1 registration statement for a follow-on offering by June 3, 2017. Additionally, interest on the May 2017 Convertible Notes would accrue daily at an interest rate of 2% per month on the then outstanding principal amount. Also, the holder may to elect to convert all or any portion of the remaining principal amount into shares of common stock at price per share equal to the lowest daily VWAP for the 15 days prior to conversion but in no event, at a conversion price below $1.00.
Interest Payable																					$ 400,000
Repayments of Notes Payable																																				205,000		0
Notes and Loans Payable										$ 8,332,000																						8,332,000				8,332,000			$ 4,753,000		4,181,000
Adjustments to Additional Paid in Capital, Warrant Issued																																				91,000
Debt Conversion, Converted Instrument, Warrants or Options Issued																																							60,000
Debt Instrument Interest Rate Per Month Percentage																																							2.00%
Payments of Debt Issuance Costs																																				0		57,000	$ 57,000		0
Debt Conversion Convertible Instrument Shares Issuable Upon Term Of Debentures																																							75,000
Proceeds From Convertible Debt Two																				$ 250,000																0		245,000	$ 245,000		0
Debt Conversion ConvertibleI nstrument Value Of Shares Issuable Upon Term Of Debentures																																							43,000
Derivative Liability																				200,000							$ 180,000
Proceeds From Convertible Debt Four																																				0		$ 115,000	115,000		$ 0
Debt Instrument, Redemption, Description																														On the maturity date, we have the option to pay the amount being redeemed; including accrued but unpaid interest, in cash, shares or any combination of cash and shares of our common stock. In addition, if at any time the lowest intraday bid price falls below $5.00 per share, the holder may elect to redeem up to $350,000 of the outstanding principal, interest and any amounts due under the Convertible Notes;
Debt Instrument, Redemption Price, Percentage																													18.00%
Loss Contingency, Damages Paid, Value																													$ 250,000														$ 260,000
Debt Instrument Redemption Premium																																							$ 3,000,000
Series E Warrants [Member]
Notes and Loans Payable [Line Items]
Warrant, Exercise Price, Decrease												$ 0.20
Deemed Dividend																																572,000				572,000
Series E Preferred Stock [Member]
Notes and Loans Payable [Line Items]
Preferred Stock, Convertible, Conversion Price, Decrease															$ 0.30
Deemed Dividend																																$ 10,127,000				10,127,000
Debt Conversion, Converted Instrument, Shares Issued																																									0
Adjustments to Additional Paid in Capital, Warrant Issued																																				$ 0
Maximum [Member]
Notes and Loans Payable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 200.00																						$ 200.00		$ 200.00		$ 200.00		$ 200.00	$ 200.00		$ 200.00									1,312
Prepayment Premium Rate		35.00%
Minimum [Member]
Notes and Loans Payable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.08																						$ 0.08		$ 9.40		$ 0.08		$ 9.40	$ 0.86		$ 9.40									$ 33.20
Hercules Loan [Member]
Notes and Loans Payable [Line Items]
Payment for Debt Extinguishment or Debt Prepayment Cost																																							$ 600,000
Repayments of Long-term Debt																																							2,400,000
Hlhw Convertible Notes [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																									$ 25,000
Debt Instrument, Unamortized Discount																														$ 50,000
Debt Instrument Unamortized Discount Percentage																														5.00%
Debt Instrument, Repurchase Amount																														$ 1,000,000
Principal Amount Outstanding of Loans Held-in-portfolio																																									1.0
HlhwIv Llc [Member]
Notes and Loans Payable [Line Items]
Notes Payable								$ 1,350,000
Amortization of Debt Issuance Costs and Discounts																																							104,000
Debt Instrument, Convertible, Conversion Price																																														$ 2.00
Adjustments to Additional Paid in Capital, Warrant Issued																											$ 180,000												180,000
Payments of Debt Issuance Costs																																							1,000,000
Debt Instrument, Redemption Price, Percentage								120.00%
Loss Contingency, Damages Paid, Value																																							825,000
Hercules Technology Growth Capital Inc [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																									$ 400,000
Warrants Not Settleable in Cash, Fair Value Disclosure																															$ 300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																															$ 34.00
Debt Instrument, Maturity Date																																									Sep. 01, 2018
Long-term Debt, Gross																															$ 4,500,000
Debt Instrument, Additional Borrowing																															$ 5,000
Debt Instrument, Annual Principal Payment																																							$ 900,000		$ 1,200,000
Debt Instrument, Interest Rate Terms																																							The interest rate on the Hercules Loan is calculated at the greater of 10% or the prime rate plus 5.25%.
Debt Instrument, Periodic Payment																																									1,000,000
Debt Instrument, Periodic Payment, Principal																																									100,000
Derivative Liability																																																	$ 46,000
Meda Pharma SARL [Member]
Notes and Loans Payable [Line Items]
Fixed Consideration Payable in Installments Over Three Year Period description																																				In conjunction with the Asset Purchase Agreement with Meda described in Note 6, we agreed to pay a fixed consideration of $5.0 million, payable in installments over a three-year period as follows: (i) $1.5 million on the earlier of: (1) the successful transfer to us of all of the marketing authorizations for the product or (2) the date which is six months after the Completion Date (as defined in the Asset Purchase Agreement); (ii) $1.5 million on the first anniversary of the Completion Date; (iii) $1.0 million on the second anniversary of the Completion Date; and (iv) $1.0 million on the third anniversary of the Completion Date.
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt										$ 3,700,000																						$ 3,700,000				$ 3,700,000			$ 3,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt										900,000																						900,000				900,000			$ 1,400,000
Payments for Asset Purchase Agreement Amount					$ 1,500,000																		$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage																							15.00%																15.00%
Revolving Credit Facility [Member]
Notes and Loans Payable [Line Items]
Line of Credit, Current																																																			$ 5.0
Mablife Notes Payable [Member]
Notes and Loans Payable [Line Items]
Notes Payable																																							$ 100,000		100,000
Interest Expense																																				0		$ 0	0		49,000
Loss Contingency, Damages Sought, Value																																							205,000
Subordinated Convertible Notes [Member] | HlhwIv Llc [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount																												$ 525,000		$ 1,050,000
Debt Instrument, Unamortized Discount																												50,000
Convertible Debt																												$ 450,000
Debt Instrument Unamortized Discount Percentage																												10.00%
Debt Instrument Origination Fee Percentage																												5.00%
Debt Instrument For Origination Fee																												$ 25,000
Asset Acquisition Payable [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																				195,000			141,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt										3,000,000																						3,000,000				3,000,000
Notes and Loans Payable										$ 4,555,000	[2]																					4,555,000	[2]			4,555,000	[2]		4,359,000	[2]	0	[3]
Asset Acquisition Payable [Member] | Meda Pharma SARL [Member]
Notes and Loans Payable [Line Items]
Purchase Obligation, Due in Second Year																																							1,000,000
Purchase Obligation, Due in Third Year																																							1,000,000
Purchase Obligation																																							5,000,000
Purchase Obligation Due In First Year																																							1,500,000
Convertible Notes Two [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount				$ 2,781,000
Debt Instrument, Unamortized Discount				$ 556,000
Proceeds From Convertible Notes Two														$ 2,007,000
Debt Instrument Unamortized Discount Percentage				20.00%
Debt InstrumentPlacement Agent Fee Percentage													8.00%
Placement Agent Fee													$ 178,000
Other Placement Agent Fee													$ 40,000
Debt Instrument, Convertible, Conversion Price			$ 0.0759	$ 0.375
Debt Conversion Converted Instrument Maximum Shares to be Issued				6,397,456
Debt Instrument, Maturity Date, Description				The May 2018 Convertible Notes are due and payable upon the earlier of (a) November 18, 2018 and (b) the closing of one or more subsequent financings with gross proceeds equal to at least $3,000,000 in the aggregate. The holders of the May 2018 Convertible Notes have the option to extend the maturity date of the notes through February 18, 2019. The May 2018 Convertible Notes represent senior indebtedness of the Company.
Interest Expense, Debt																																$ 433,000				$ 649,000
Debt Instrument, Interest Rate, Stated Percentage										19.99%			1.50%																			19.99%				19.99%
Liquidated Damages																																				$ 1,112,000
Debt Instrument Debt Default Percentage													140.00%
Debt Conversion, Original Debt, Amount			$ 175
Notes and Loans Payable	[4]									$ 3,677,000																						$ 3,677,000				$ 3,677,000			0
Convertible Notes Five [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount		$ 103,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Maturity Date		Sep. 11, 2019
Common Stock, Par or Stated Value Per Share										$ 0.0001																						$ 0.0001				$ 0.0001
Debt Instrument Convertible Conversion Price Description																																				conversion price equal to sixty-one percent (61%) of the average of the lowest two closing bid prices of our common stock during the twenty (20) trading days immediately preceding conversion
Debt Conversion Converted Instrument Shares Issued Description																																				The number of shares issuable upon any conversion is limited to 4.99% of our then issued and outstanding common stock.
Debt Default Interest Rate		22.00%
Notes and Loans Payable	[5]									$ 100,000																						$ 100,000				$ 100,000			0
Convertible Notes Five [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Prepayment Premium Rate		15.00%
Loan and Security Agreement [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																							423,000
Loan and Security Agreement [Member] | Interest Rate [Member]
Notes and Loans Payable [Line Items]
Interest Expense, Debt																																							143,000
April 2017 Convertible Notes [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																							607,000
Debt Instrument, Face Amount																			$ 400,000
Debt Instrument, Unamortized Discount																																							85,000
Convertible Debt																																							280,000
Debt Instrument, Interest Rate, Stated Percentage																										25.00%	6.00%
Long-term Debt, Gross																			300,000
Payment for Debt Extinguishment or Debt Prepayment Cost																			$ 100,000
Debt Instrument, Fair Value Disclosure																																							180,000
Debt Conversion, Converted Instrument, Shares Issued																		462,323
Notes and Loans Payable	[6]																																						0		0
Debt Instrument For Origination Fee																																							55,000
Debt Instrument After Payment For Attorney Fees																																							7,000
April 2017 Convertible Notes [Member] | Institutional Investors [Member] | Maximum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 1.00
April 2017 Convertible Notes [Member] | Institutional Investors [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 0.75
April 2017 Convertible Notes [Member] | Subordinated Convertible Notes [Member] | HlhwIv Llc [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount																										$ 154,000
Debt Instrument, Unamortized Discount																									$ 25,000	31,000
Convertible Debt																									97,000	$ 123,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 4.00
Debt Instrument, Convertible, Conversion Price																										$ 2.80	$ 2.80
Debt Instrument, Interest Rate, Stated Percentage																											6.00%
Debt Related Commitment Fees and Debt Issuance Costs																										$ 105,000	$ 175,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																										65.00%	75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																											83,333
Adjustments to Additional Paid in Capital, Warrant Issued																											$ 180,000
Repayments of Secured Debt																									122,000
July 2017 Senior Secured Convertible Promissory Note [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount																					$ 2,974,159
Convertible Debt																																							2,200,000
Debt Instrument, Convertible, Conversion Price																					$ 0.001
Debt Instrument Convertible Conversion Price Description																					The conversion price is equal to the lower of $2.80 per share or 83.5% of the lowest trading price of our common stock during the 15 trading days immediately preceding conversion.
Long-term Debt, Gross																					$ 3,000,000
Debt Instrument, Annual Principal Payment																																							$ 900,000
Exchange Note Convertible Option Description																																							beneficial ownership limitation of 4.99% of our issued and outstanding common stock.
Conversion of Stock, Amount Converted																					3,400,000
Debt Instrument Revised Fair Value																					3,400,000
Extinguishment of Debt, Amount																					$ 2,500,000
Debt Instrument, Fair Value Disclosure																																							$ 600,000
Debt Conversion, Converted Instrument, Shares Issued																																							1,991,864
Repayments of Notes Payable																	$ 1,400,000
Notes and Loans Payable																	1,200,000																						$ 0	[7]	0	[7]
Debt Instrument, Fee Amount																	$ 200,000
July 2017 Senior Secured Convertible Promissory Note [Member] | Maximum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																					$ 1.00
July 2017 Senior Secured Convertible Promissory Note [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																					$ 2.95
Senior Secured Convertible Promissory Note [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																							236,000
August 2017 Convertible Note [Member]
Notes and Loans Payable [Line Items]
Notes and Loans Payable	[8]																																						0		0
August 2017 Convertible Note [Member] | HlhwIv Llc [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Unamortized Discount																																													$ 343,000
August 2017 Convertible Note [Member] | Institutional Investors [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount																		$ 858,000
Debt Instrument, Unamortized Discount																		$ 343,000
Debt Instrument, Maturity Date, Description																		The August Convertible Notes are due and payable upon the earlier of (a) February 28, 2018 and (b) the closing of one or more subsequent financings with gross proceeds equal to at least $3.0 million in the aggregate. The holder has the option to extend the maturity date through May 28, 2018.
Proceeds from Notes Payable																		$ 515,000
August 2017 Convertible Note [Member] | Institutional Investors [Member] | Maximum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 1.75
August 2017 Convertible Note [Member] | Institutional Investors [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 1.00
May 2017 Convertible Notes [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																							1,186,000
Gain (Loss) on Extinguishment of Debt																																							700,000
Mandatory Default Amount Portion Of Principal																						40.00%
Repayments of Long-term Debt																																							$ 500,000
Debt Instrument, Fair Value Disclosure																		$ 3,800,000
Debt Conversion, Converted Instrument, Shares Issued																																							1,409,946
Repayments of Notes Payable																																							$ 1,860,000
Notes and Loans Payable																		$ 3,100,000																					0	[9]	0	[9]
Liquidation Damages																																							938,000
May 2017 Convertible Notes [Member] | Maximum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 2.89
May 2017 Convertible Notes [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																		$ 1.30
May 2017 Convertible Notes [Member] | HlhwIv Llc [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount							$ 2,000,000
Convertible Debt							$ 3,400,000
Debt Instrument, Convertible, Terms of Conversion Feature																								Convertible Notes to provide that the Issuable Maximum (as defined in the May 2017 Convertible Notes) shall not exceed 9.99% (rather than 19.99%) of the number of shares of common stock outstanding on the trading day immediately preceding the date of the May 2017 Purchase Agreement
Long-term Debt, Gross																									$ 5,000,000
Amortization of Debt Issuance Costs																																							900,000
Debt Conversion, Converted Instrument, Warrants or Options Issued						60,000	361,455
May 2017 Convertible Notes [Member] | HlhwIv Llc [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount						$ 360,000
July 2017 Convertible Notes [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																							263,000
Notes and Loans Payable	[10]																																						0		0
July 2017 Convertible Notes [Member] | Carmelit 9 Nehassim Ltd [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount																				300,000
Debt Instrument, Unamortized Discount																				$ 50,000
Debt Instrument, Maturity Date, Description																				The Carmelit Notes are due and payable upon the earlier of (a) January 17, 2018 and (b) the closing of one or more subsequent financings with gross proceeds equal to at least $5,000,000 in the aggregate. The holder has the option to extend the maturity date of the notes through October 17, 2018.
Debt Conversion Convertible Instrument Shares Issuable Upon Term Of Debentures																				101,695
Debt Conversion Convertible Instrument Additional Shares Issuable Upon Approval Of Shareholders																				75,000
July 2017 Convertible Notes [Member] | Carmelit 9 Nehassim Ltd [Member] | Maximum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																				$ 2.95
July 2017 Convertible Notes [Member] | Carmelit 9 Nehassim Ltd [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																				$ 1.00
September 2017 Convertible Notes [Member]
Notes and Loans Payable [Line Items]
Interest Expense																																							35,000
Notes and Loans Payable	[11]																																						$ 0		$ 0
September 2017 Convertible Notes [Member] | Institutional Investors [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Face Amount																																		$ 149,500				149,500
Debt Instrument, Unamortized Discount																																		$ 34,500				$ 34,500
Proceeds From Convertible Debt Four										$ 115,000
September 2017 Convertible Notes [Member] | Institutional Investors [Member] | Maximum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																																		$ 1.75				$ 1.75
September 2017 Convertible Notes [Member] | Institutional Investors [Member] | Minimum [Member]
Notes and Loans Payable [Line Items]
Debt Instrument, Convertible, Conversion Price																																		$ 1.00				$ 1.00
Mablife [Member]
Notes and Loans Payable [Line Items]
Loans Payable																																																					$ 600,000
Royalty Rate Percent of Net Sales																																																					0.60%
Purchase Obligation, Due in Fourth Year																																																				$ 25,000
Purchase Obligation, Due in Fifth Year																																																				35,000
Mablife [Member] | Secondary Patent Rights [Member]
Notes and Loans Payable [Line Items]
Purchase Obligation, Due in Second Year																																																				15,000
Purchase Obligation, Due in Third Year																																																				25,000
Purchase Obligation																																																				$ 150,000
Subsequent Event [Member]
Notes and Loans Payable [Line Items]
Amendment Fees									$ 49,220
Subsequent Event [Member] | Convertible Notes Five [Member]
Notes and Loans Payable [Line Items]
Prepayment Premium Rate																																												20.00%

[1]	Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.
[2]	In conjunction with the Asset Purchase Agreement with Meda described in Note 6, we agreed to pay a fixed consideration of $5.0 million, payable in installments over a three-year period as follows: (i) $1.5 million on the earlier of: (1) the successful transfer to us of all of the marketing authorizations for the product or (2) the date which is six months after the Completion Date (as defined in the Asset Purchase Agreement); (ii) $1.5 million on the first anniversary of the Completion Date; (iii) $1.0 million on the second anniversary of the Completion Date; and (iv) $1.0 million on the third anniversary of the Completion Date. We recorded current and long-term debt of $3.7 million and $0.9 million, respectively, representing the amount due to Meda calculated on a present value basis. For the nine months ended September 30, 2018, interest expense was $195,000.We are currently in default under the Asset Purchase Agreement. If not cured, we bear significant risk to our business plan regarding Ceplene, including the loss of such rights. Under the Asset Purchase Agreement, we were obligated to make payments to Meda of $1,500,000 (the “First Initial Consideration”) no later than December 15, 2017 and $1,500,000 on June 15, 2018. Under that agreement, we had a 30-day grace period to make the payment of the First Initial Consideration or agree to a payment plan with Meda. On January 31, 2018, Meda delivered to us a default notice, demanding payment of the First Initial Consideration no later than February 15, 2018. We have yet to make any payments to Meda. Accordingly, Meda could terminate the Asset Purchase Agreement and cause us to forfeit the European rights to Ceplene without consideration to us and cancel our further obligations under the agreement except the First Initial Consideration would remain due and payable. If such action were to occur, we would need to either agree to a new license with Meda or renegotiate terms of a purchase from Meda of the European rights to Ceplene. There can be no guarantee that that we would be able to come to terms with Meda. Loss of the European rights to Ceplene would impair our ability to execute our business plan with respect to our oncology related assets and have a negative effect on our financial condition.
[3]	In conjunction with the Asset Purchase Agreement with Meda described in Note 7, we agreed to pay a fixed consideration of $5.0 million, payable in installments over a three-year period as follows: (i) $1.5 million on the earlier of: (1) the successful transfer to us of all of the marketing authorizations for the product or (2) the date which is six months after the Completion Date (as defined in the Asset Purchase Agreement); (ii) $1.5 million on the first anniversary of the Completion Date; (iii) $1.0 million on the second anniversary of the Completion Date; and (iv) $1.0 million on the third anniversary of the Completion Date. We recorded current and long-term debt of $3.0 million and $1.4 million, respectively, representing the amount due to Meda calculated on a present value basis. For the year ended December 31, 2017, interest expense was $141,000. See Note 15 for discussion of our default on this debt.
[4]	On May 14, 2018, we entered into a securities purchase agreement (the “May 2018 Purchase Agreement”) with certain institutional investors for the sale of $2,781,000 in aggregate principal amount of original issue discount convertible notes with net proceeds of $2,007,000 (the “May 2018 Convertible Notes”) which was consummated on May 18, 2018. The May 2018 Convertible Notes included a 20% original issue discount of $556,000, an 8% placement agent fee of $178,000 and other placement agent expenses of $40,000. In addition, the placement agent received 474,667 warrants with an exercise price of $0.47 per share and are exercisable as of November 18, 2018. We calculated the fair value of these warrants as $91,000 using the Black-Scholes model and recorded the fair value as debt discount with an offset to additional paid-in capital. Original issue discount and debt issuance costs was $865,000 and is being amortized over six months. The May 2018 Convertible Notes are convertible at any time at a conversion price of $0.375 per share, subject to adjustment upon an event of default or significant corporate transaction, provided that unless shareholder approval is obtained, the maximum amount of shares of our common stock that may be issued upon conversion is 6,397,456 shares of common stock (or 19.99% of the issued and outstanding shares of common stock on the closing date). The conversion price is not subject to adjustment for future equity issuances at prices below the then prevailing conversion price and we are under no obligation to obtain shareholder approval in connection with the offering. The May 2018 Convertible Notes are due and payable upon the earlier of (a) November 18, 2018 and (b) the closing by of one or more subsequent financings with gross proceeds equal to at least $3,000,000 in the aggregate. The holders of the May 2018 Convertible Notes have the option to extend the maturity date of the notes through February 18, 2019. The May 2018 Convertible Notes represent senior indebtedness of the Company. The May 2018 Convertible Notes are immediately due at the Mandatory Default Amount, which is 140% of the outstanding principal amount of the note, plus all accrued interest and unpaid interest, and all other amounts, costs, expenses and liquidated damages, due if our common stock shall not be eligible for listing or quotation for trading on NASDAQ and shall not be eligible to resume listing or quotation for trading thereon within five trading days. Additionally, interest on the May 2018 Convertible Notes would accrue daily at an interest rate of 1.5% per month on the then outstanding principal amount. Also, the holder may to elect to convert all or any portion of the remaining principal amount into shares of common stock at a price per share equal to the lowest daily VWAP for the 15 days prior to conversion but in no event, at a conversion price below par value.On June 4, 2018, we received a notice from the St
[5]	On September 12, 2018, we entered into a securities purchase agreement (the “Purchase Agreement”) with Power Up Lending Group Ltd. (the “Purchaser”) for the sale of $103,000 in aggregate principal amount of convertible notes (the “September 2018 Notes”) which was consummated on September 14, 2018. The September 2018 Notes bear interest at a rate of 12% per annum, payable in arrears on the maturity date of September 11, 2019, or upon acceleration or by prepayment. Any amount of principal or interest on the September 2018 Notes which is not paid when due shall bear interest at a rate of 22% per annum from the due date thereof until the same is paid. At any time during the one-hundred seventy (170) days ended March 1, 2019, we may prepay the Notes by paying a prepayment premium between 15% and 35%, based on the date paid, of the outstanding principal plus accrued and unpaid interest. The September 2018 Notes are convertible into shares of our common stock, par value $0.0001 per share, beginning on March 1, 2019 at a conversion price equal to sixty-one percent (61%) of the average of the lowest two closing bid prices of our common stock during the twenty (20) trading days immediately preceding conversion. The number of shares issuable upon any conversion is limited to 4.99% of our then issued and outstanding common stock. There are no registration rights or warrants being granted to the Purchaser in this transaction. In October 2018, we repaid the September 2018 Notes in full, which included a prepayment premium of 20% and accrued interest.
[6]	On April 10, 2017, we entered into a securities purchase agreement with EMA Financial, LLC (“EMA”) pursuant to which EMA purchased an aggregate principal amount of $525,000 of Convertible Notes for an aggregate purchase price of $450,000 (the “April 2017 Convertible Notes”). The April 2017 Convertible Notes included a 5% origination fee of $25,000 and a 10% original issue discount of $50,000 that was added to the face amount of the April 2017 Convertible Notes. The April 2017 Convertible Notes bear interest at a rate of 6.0% per annum, payable in arrears on the maturity date of April 10, 2018 (the “Maturity Date”). The April 2017 Convertible Notes are convertible into shares of our common stock, after the effectiveness of a Registration Statement, at a conversion price equal to the lower of $2.80 or seventy-five percent (75%) of the lowest trading price of our common stock during 15 trading days immediately preceding conversion (“Conversion Date”). We calculated the fair value of this conversion feature as $175,000 and recorded that amount as interest expense with an offset to additional paid-in capital. We issued to EMA 83,333 warrants with an exercise price of $4.00 per share (subject to adjustment) which may be exercisable on a cashless basis in accordance with the terms of the warrants. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants, then the exercise price is reduced and the number of warrant shares issuable is increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price is equal to the aggregate exercise price prior to such adjustment. We calculated the fair value of these warrants using the Monte Carlo model. We allocated the proceeds from the issuance of the April 2017 Convertible Notes between the debt and the warrants using the allocated fair value method and the value assigned to the warrants of $180,000 was recorded as interest expense with an offset to additional paid-in capital. On May 3, 2017, we signed a Waiver Letter with EMA whereby we agreed to prepay a portion of the April 2017 Convertible Notes and EMA agreed to participate in the May 2017 Convertible Notes financing transaction described below. Additionally, we amended the April 2017 Convertible Notes to provide that the notes are convertible into shares of our common stock after the effectiveness of the Registration Statement at a conversion price equal to the lower of $2.80 or sixty-five percent (65%) of the lowest trading price of our common stock during 15 trading days immediately preceding a Conversion Date. On May 4, 2017, EMA converted outstanding notes with a principal balance of $123,000 plus a prepayment premium of $31,000, for a total of $154,000, and applied that amount to the purchase of May 2017 Convertible Notes (see below). We determined that the amendmen
[7]	On July 7, 2017, Immune and Immune Pharmaceuticals USA Corp. (together, the “Borrower”), Hercules and certain subsidiaries of our subsidiaries, as guarantors, entered into an Assignment Agreement (the “Assignment Agreement”) with MEF I, L.P. (the “Investor”) whereby Hercules assigned to the Investor the existing amount outstanding under the Loan Agreement. Also on the Closing Date, we entered into an Exchange Agreement with the Investor (the “Exchange Agreement”) whereby we issued to the Investor a senior secured convertible promissory note with a principal amount of $2,974,159 (the “Exchange Note”) in exchange for the Hercules Loan. The Exchange Note is convertible, at the option of the holder, into shares of our common stock, par value $0.001 per share, at a per share price of $2.95 (the “Fixed Conversion Price”) subject to adjustment as provided in the Exchange Note, but in no event to a conversion price lower than $1.00 per share and subject to a total beneficial ownership limitation of 4.99% of our issued and outstanding common stock. The Exchange Note is due one year from the issue date. The Exchange Note is repayable through equal monthly amortization payments during the term of the Exchange Note, in cash or in shares of common stock at the Amortization Conversion Price (as defined in the Exchange Note). The holder has the option to accelerate each amortization payment in up to three separate payments and demand such payments in shares of our common stock. We concluded that the assignment and debt exchange should be accounted for as an extinguishment of debt because we were released of our obligation to Hercules and issued new debt to the Investor. We calculated the fair value of the new debt at the date of assignment of July 7, 2017 to be $3.4 million based on the principal of the new debt of approximately $3.0 million plus guaranteed interest of $0.4 million. The conversion price is equal to the lower of $2.80 per share or 83.5% of the lowest trading price of our common stock during the 15 trading days immediately preceding conversion. The fair value of the conversion discount was calculated to be $0.6 million, which was recorded as loss on extinguishment and additional paid in capital. We recorded the difference between the fair value of the new debt of $3.4 million and the net carrying amount of the extinguished debt of $2.5 million as a loss on extinguishment of $0.9 million in the consolidated statements of operations during the year ended December 31, 2017. During the year ended December 31, 2017, the Investor converted approximately $2.2 million of aggregate principal and accrued interest into 1,991,864 shares of our common stock. In October 2017, we paid the Investor $1.4 million in cash, representing the remaining aggregate principal and accrued interest on the Exchange Note of $1.2 million and a cash redemption fee of $0.2 million. For the year ended Decembe
[8]	On August 24, 2017, we entered into a securities purchase agreement with certain institutional investors for the sale of $858,000 in aggregate principal amount of original issue discount convertible notes (the “August 2017 Convertible Notes”) with net proceeds of $515,000 (original issue discount of $343,000) which are convertible into shares of our common stock upon shareholder approval. The notes are convertible into shares of our common stock at a conversion price of $1.75 per share, subject to adjustment, subject to adjustment but in no event below $1.00 per share. The transaction was consummated on August 30, 2017. The August Convertible Notes are due and payable upon the earlier of (a) February 28, 2018 and (b) the closing of one or more subsequent financings with gross proceeds equal to at least $3.0 million in the aggregate. The holder has the option to extend the maturity date through May 28, 2018. We repaid the August 2017 Convertible Notes in full in October 2017. For the year ended December 31, 2017, interest expense was $343,000 related to the August 2017 Convertible Notes for the amortization of original issue discount.
[9]	On May 4, 2017, we entered into a securities purchase agreement (the “May 2017 Purchase Agreement”), with several institutional investors (the “Investors”) regarding a multi-tranche private placement of up to $3.4 million of principal amount of convertible notes (the “May 2017 Convertible Notes”). The first tranche, consisting of the sale of convertible notes with a principal balance of $2.0 million and the issuance of 361,455 shares of our common stock closed on May 9, 2017. The second tranche, consisting of the sale of convertible notes with a principal balance of $360,000 and the issuance of 60,000 shares of our common stock closed on May 22, 2017. The May 2017 Convertible Notes are due and payable upon the earlier of (a) November 9, 2017 and (b) the closing of one or more subsequent financings with gross proceeds equal to at least $5,000,000 in the aggregate. The holders of the May 2017 Convertible Notes have the option to extend the maturity date of the notes through February 7, 2018. We recorded the issuance of the shares as original issue discount relating to the convertible notes and used the allocated fair value method to determine the amount of discount. The fair value of the shares of common stock at time of issuance was $0.6 million. On June 29, 2017, we entered into a letter agreement with the Investors whereby we waived the right to issue the remaining May 2017 Convertible Notes issuable in the subsequent tranches and the Investors agreed to amend the May 2017 Convertible Notes to provide that the Issuable Maximum (as defined in the May 2017 Convertible Notes) shall not exceed 9.99% (rather than 19.99%) of the number of shares of common stock outstanding on the trading day immediately preceding the date of the May 2017 Purchase Agreement. Pursuant to the May 2017 Purchase Agreement, the May 2017 Convertible Notes are immediately due at the Mandatory Default Amount, which is 140% of the outstanding principal amount of the note, plus all accrued interest and unpaid interest, and all other amounts, costs, expenses and liquidated damages due if we have not filed a S-1 registration statement for a follow-on offering by June 3, 2017. Additionally, interest on the May 2017 Convertible Notes would accrue daily at an interest rate of 2% per month on the then outstanding principal amount. Also, the holder may to elect to convert all or any portion of the remaining principal amount into shares of common stock at price per share equal to the lowest daily VWAP for the 15 days prior to conversion but in no event, at a conversion price below $1.00. We filed the S-1 Registration Statement on June 30, 2017 and recorded the Mandatory Default Amount of $1.0 million as interest expense, of which $0.9 million represents an additional 40% of principal and $60,000 represents interest at a rate of 2% per month on the outstanding principal balance (including the additional 40%). On August 24, 2017, we agreed to reduce the
[10]	On July 17, 2017, we entered into an agreement in principle with Carmelit 9 Nehassim Ltd (“Carmelit”) for the sale of $0.3 million of original issue discount convertible notes (the “Carmelit Notes”) for net proceeds of $0.25 million ($50,000 original issue discount) which are convertible into shares of our common stock upon shareholder approval. The proposed terms of the notes are as follows: the notes are convertible into an aggregate of 101,695 shares of our common stock based upon a conversion price of $2.95 per share, subject to adjustment but in no event below $1.00 per share. The Carmelit Notes are due and payable upon the earlier of (a) January 17, 2018 and (b) the closing of one or more subsequent financings with gross proceeds equal to at least $5,000,000 in the aggregate. The holder has the option to extend the maturity date of the notes through October 17, 2018. Also, the holder is entitled to receive 75,000 shares of our common stock subject to approval by our shareholders. The transaction was consummated on August 24, 2017. We repaid the Carmelit Notes in full in November 2017. We accounted for the obligation to issue Carmelit 75,000 shares as a derivative under ASC 815 because shareholder approval is not within our control and failure to obtain the approval would trigger net-cash settlement. Therefore, we classified the obligation as a liability with an offset to debt discount on the debt in our consolidated financial statements, recorded at fair value and subject to mark to market until the shares are issued upon shareholder approval. The 75,000 shares had a fair value of $0.2 million on July 17, 2017 based on the closing price of our shares on that date. As of December 31, 2017, the 75,000 shares had a fair value of $43,000 based on the closing price of our shares. For the year ended December 31, 2017, interest expense was $263,000 related to the July 2017 Convertible Notes for the amortization of original issue discount.
[11]	In September 2017, we entered into a securities purchase agreement with certain institutional investors for the sale of $149,500 in aggregate principal amount of original issue discount convertible notes (the “September 2017 Convertible Notes”) with net proceeds of $115,000 (original issue discount of $34,500) which are convertible into shares of our common stock upon shareholder approval. The notes are convertible into shares of our common stock at a conversion price of $1.75 per share, subject to adjustment, but in no event below $1.00 per share. We repaid the September 2017 Convertible Notes in full in October 2017. For the year ended December 31, 2017, interest expense was $35,000 related to the September 2017 Convertible Notes for the amortization of original issue discount.